UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/10

Item 1.  Schedule of Investments.

AdvisorOne Funds - Amerigo Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 0.47%
Diversified Companies - 0.47%
Berkshire Hathaway, Inc. - Class B*	30,000	$ 2,343,600
Total Common Stock (cost $1,723,433)		2,343,600

Bond Funds - 1.01%
iShares iBoxx $ High Yield Corporate Bond Fund	30,000	2,658,600
SPDR Barclays Capital High Yield Bond ETF	60,000	2,365,800
Total Bond Funds (cost $4,776,866)		5,024,400

Equity Funds - 98.05%
Commodity Funds - 2.48%
iShares S&P GSCI Commodity Indexed Trust*	120,000	3,526,800
PowerShares DB Oil Fund*	350,000	8,753,500
		12,280,300
Emerging Markets - 20.37%
iShares FTSE/Xinhua China 25 Index Fund	180,000	7,434,000
iShares MSCI Brazil Index Fund	125,000	8,797,500
iShares MSCI Emerging Markets Index Fund	600,000	24,840,000
iShares MSCI South Korea Index Fund	25,000	1,226,250
iShares S&P Latin America 40 Index Fund	494,500	22,999,195
SPDR S&P BRIC 40 ETF	140,000	3,472,560
SPDR S&P China ETF	105,000	7,525,875
SPDR S&P Emerging Asia Pacific ETF	130,000	9,906,000
Vanguard Emerging Markets ETF	350,000	14,654,500
		100,855,880
International Equity - 5.96%
iShares MSCI Canada Index Fund	300,000	7,998,000
iShares MSCI Germany Index Fund	250,000	5,185,000
iShares MSCI Pacific ex-Japan Index Fund	90,000	3,602,700
iShares S&P Europe 350 Index Fund	120,000	4,278,000
Vanguard European ETF	100,000	4,589,000
Vanguard FTSE All-World ex-US ETF	90,000	3,825,900
		29,478,600
Large Cap Blend - 20.56%
iShares S&P 500 Index Fund	200,000	22,136,000
SPDR S&P 500 ETF Trust	480,000	52,929,600
Vanguard Large Cap ETF	305,000	15,314,050
Vanguard Total Stock Market ETF	203,000	11,418,750
		101,798,400
Large Cap Growth - 12.64%
iShares Russell 1000 Growth Index Fund	575,000	28,117,500
Powershares QQQ	752,000	34,449,120
		62,566,620
Large Cap Value - 6.39%
iShares Russell 1000 Value Index Fund	58,000	3,337,900
RevenueShares Large Cap ETF	300,000	6,204,000
SPDR Dow Jones Industrial Average ETF Trust	150,000	15,705,000
Vanguard Dividend Appreciation ETF	57,000	2,669,880
Vanguard Value ETF	78,000	3,712,800
		31,629,580
Mid Cap Blend - 16.69%
iShares Russell Midcap Index Fund	250,000	21,500,000
iShares S&P MidCap 400 Index Fund	80,000	6,072,800
SPDR S&P MidCap 400 ETF Trust	80,000	11,036,000
Vanguard Extended Market ETF	281,000	12,748,970
Vanguard Mid-Cap ETF	499,000	31,292,290
		82,650,060
Mid Cap Growth - 3.06%
iShares Russell Midcap Growth Index Fund	325,000	15,141,750

Small Cap Blend - 4.16%
iShares Russell 2000 Index Fund	125,000	8,132,500
Vanguard Small Cap ETF	205,000	12,437,350
		20,569,850
Specialty - 5.74%
SPDR Energy Select Sector Fund	177,000	9,529,680
SPDR Financial Select Sector Fund	500,000	7,355,000
SPDR Industrial Select Sector Fund	50,000	1,514,500
SPDR S&P Biotech ETF	45,000	2,467,350
SPDR Technology Select Sector Fund	345,000	7,562,400
		28,428,930

Total Equity Funds (cost $464,581,019)		485,399,970

Money Market Funds - 0.84%
Goldman Sachs Prime Obligation Fund	4,148,622	4,148,622
Total Money Market Funds (cost $4,148,622)		4,148,622

Total Investments (cost $475,229,940) (a) - 100.37%		$ 496,916,592
Liabilities In Excess of Other Assets - (0.37)%		(1,827,929)
NET ASSETS - 100.00%		$ 495,088,663

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 33,533,182
	Unrealized depreciation:	(11,846,530)
	Net unrealized appreciation:	$ 21,686,652

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,343,600	$ -	$ -	$ 2,343,600
Equity Funds	485,399,970	-	-	485,399,970
Money Market Funds	4,148,622	-	-	4,148,622
Bond Funds	5,024,400	-	-	5,024,400
Total	$496,916,592	$ -	$ -	$ 496,916,592

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Clermont Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 0.29%
Diversified Companies - 0.29%
Berkshire Hathaway, Inc. - Class B *	8,000	$ 624,960
Total Common Stock (cost $463,360)		624,960

Bond Funds - 47.55%
iShares 10+ Year Credit Bond Fund	3,000	162,046
iShares Barclays 1-3 Year Credit Bond Fund	3,000	315,000
iShares Barclays 3-7 Year Treasury Bond Fund	2,000	232,760
iShares Barclays 7-10 Year Treasury Bond Fund	2,000	192,620
iShares Barclays Aggregate Bond Fund	45,000	4,857,300
iShares Barclays Credit Bond Fund	260,000	27,575,600
iShares Barclays Intermediate Credit Bond Fund	15,000	1,603,650
iShares iBoxx $ High Yield Corporate Bond Fund	180,000	15,951,600
iShares iBoxx $ Investment Grade Corporate Bond Fund	150,000	16,545,000
PIMCO Enhanced Short Maturity Strategy Fund	3,000	301,656
SPDR Barclays Capital Aggregate Bond ETF	3,000	171,510
SPDR Barclays Capital High Yield Bond ETF	275,000	10,843,250
SPDR Barclays Capital Intermediate Term Credit Bond ETF	21,000	697,620
SPDR Barclays Capital Long Term Credit Bond ETF	3,000	113,010
SPDR Barclays Capital Short Term Corporate Bond ETF	3,000	90,810
Vanguard Intermediate Term Bond ETF	6,000	508,980
Vanguard Intermediate-Term Corporate Bond ETF	25,000	1,996,250
Vanguard Long-Term Corporate Bond ETF	3,000	238,530
Vanguard Short Term Bond ETF	70,000	5,700,100
Vanguard Short-Term Corporate Bond ETF	3,000	232,920
Vanguard Total Bond Market ETF	175,000	14,323,750
Total Bond Funds (cost $96,468,363)		102,653,962

Equity Funds - 41.15%
Commodity Funds - 0.23%
PowerShares DB Oil Fund *	20,000	500,200
		500,200
Emerging Markets - 6.82%
iShares MSCI Emerging Markets Index Fund	55,000	2,277,000
iShares S&P Latin America 40 Index Fund	55,000	2,558,050
SPDR S&P Emerging Asia Pacific ETF	20,000	1,524,000
Vanguard Emerging Markets ETF	200,000	8,374,000
		14,733,050
International Equity - 3.01%
iShares MSCI Canada Index Fund	15,000	399,900
iShares MSCI Germany Index Fund	20,000	414,800
iShares S&P Europe 350 Index Fund	10,000	356,500
Vanguard European ETF	30,000	1,376,700
Vanguard FTSE All-World ex-US ETF	60,000	2,550,600
Vanguard Pacific ETF	15,000	767,250
Vanguard Total World Stock Index Fund	15,000	635,850
		6,501,600
Large Cap Blend - 13.91%
iShares S&P 500 Index Fund	40,000	4,427,200
SPDR S&P 500 ETF Trust	134,000	14,776,180
Vanguard Large-Cap ETF	86,300	4,333,123
Vanguard Total Stock Market ETF	115,400	6,491,250
		30,027,753
Large Cap Growth - 3.47%
iShares Russell 1000 Growth Index Fund	50,000	2,445,000
iShares S&P 500 Growth Index Fund	200	11,322
Powershares QQQ	110,000	5,039,100
		7,495,422
Large Cap Value - 4.47%
iShares S&P 500 Value Index Fund	200	10,638
RevenueShares Large Cap ETF	70,000	1,447,600
SPDR Dow Jones Industrial Average ETF Trust	40,600	4,250,820
Vanguard Dividend Appreciation ETF	41,000	1,920,440
Vanguard Value ETF	42,500	2,023,000
		9,652,498
Mid Cap Blend - 6.99%
iShares Russell Midcap Index Fund	26,000	2,236,000
iShares S&P MidCap 400 Index Fund	15,000	1,138,650
SPDR S&P MidCap 400 ETF Trust	30,000	4,138,500
Vanguard Extended Market ETF	70,000	3,175,900
Vanguard Mid-Cap ETF	70,000	4,389,700
		15,078,750
Small Cap Blend - 1.75%
iShares Russell 2000 Index Fund	20,000	1,301,200
Vanguard Small Cap ETF	40,600	2,463,202
		3,764,402
Specialty - 0.50%
SPDR Energy Select Sector Fund	20,000	1,076,800
		1,076,800

Total Equity Funds (cost $81,360,767)		88,830,475

	Principal ($)	Value
Corporate Bonds - 7.55%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,475,000	1,677,476
Alcoa, Inc. 5.87%, due 2/23/22	1,762,000	1,727,246
Alcoa, Inc. 6.00%, due 1/15/12	1,915,000	2,028,357
Bunge, Ltd. Financial 8.50%, due 6/15/19	779,000	941,591
Chevron Phillips Chemical Co. 8.25%, due 6/15/19 **	1,120,000	1,413,803
Enogex, LLC 6.25%, due 3/15/20 **	2,180,000	2,358,688
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	1,350,000	1,508,625
Mutual of Omaha Insurance Co. 6.80%, due 6/15/36 **	2,000,000	1,845,148
Sunoco, Inc. 4.875%, due 10/15/14	644,000	670,591
Timken Co., 6.00%, due 9/15/14	700,000	770,706
Westar Energy, Inc. 6.00%, due 7/1/14	1,207,000	1,368,295
Total Corporate Bonds (cost $14,373,834)		16,310,526

U.S. Government and Agency Obligations - 0.84%
United States Treasury Note, 0.75%, due 11/30/11	300,000	301,418
United States Treasury Note, 0.875%, due 5/31/11	300,000	301,465
United States Treasury Note, 0.875%, due 1/31/12	300,000	301,969
United States Treasury Note, 0.875%, due 2/29/12	300,000	301,980
United States Treasury Note, 1.00%, due 9/30/11	300,000	302,226
United States Treasury Note, 1.00%, due 10/31/11	300,000	302,309
Total U.S. Government and Agency Obligations (cost $1,803,856)		1,811,367

	Shares	Value
Money Market Funds - 3.21%
Goldman Sachs Prime Obligation Fund	6,938,244	6,938,244
Total Money Market Funds (cost $6,938,244)		6,938,244

Total Investments (cost $201,408,424) (a) - 100.59%		$ 217,169,534
Liabilities In Excess of Other Assets - (0.59)%		(1,277,692)
NET ASSETS - 100.00%		$ 215,891,842

* Non-income producing security
** 144A Security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 16,233,035
	Unrealized depreciation:	(471,925)
	Net unrealized appreciation:	$ 15,761,110

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 624,960	$ -	$ -	$ 624,960
Bond Funds	102,653,962			102,653,962
Equity Funds	88,830,475	-	-	88,830,475
Money Market Funds	6,938,244	-	-	6,938,244
Corporate Bonds	-	16,310,526	-	16,310,526
US Government & Agency Obligations	-	1,811,367	-	1,811,367
Total	$199,047,641	$ 18,121,893	$ -	$ 217,169,534

                                                     The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Descartes Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 2.24%
Diversified Companies - 2.24%
Berkshire Hathaway, Inc. - Class A*	15	$ 1,755,000
Berkshire Hathaway, Inc. - Class B*	21,000	1,640,520
Total Common Stock (cost $3,428,300)		3,395,520

Bond Funds - 6.87%
iShares iBoxx Investment Grade Corporate Bond Fund	51,000	5,625,300
iShares iBoxx $ High Yield Corporate Bond Fund	27,500	2,437,050
SPDR Barclays Capital High Yield Bond ETF	59,000	2,326,370
Total Bond Funds (cost $9,551,972)		10,388,720

Equity Funds - 90.73%
Commodity Funds - 2.09%
iPath Dow Jones-UBS Commodity Index Total Return ETN *	16,000	645,440
PowerShares DB Agriculture Fund *	76,000	1,974,480
PowerShares DB Commodity Index Tracking Fund *	24,000	549,360
		3,169,280
Emerging Markets - 7.49%
iShares MSCI All Country Asia ex Japan Index Fund	19,500	1,095,314
iShares MSCI Emerging Markets Index Fund	97,000	4,015,800
iShares MSCI Emerging Markets Infrastructure Index Fund	1,000	30,600
iShares MSCI Taiwan Index Fund	188,000	2,336,840
SPDR S&P Emerging Asia Pacific ETF	19,500	1,485,900
SPDR S&P Emerging Europe ETF	14,000	607,320
Vanguard Emerging Markets ETF	42,000	1,758,540
		11,330,314
International Equity - 5.71%
iShares MSCI Australia Index Fund	50,000	1,079,000
iShares MSCI Canada Index Fund	45,500	1,213,030
iShares MSCI EAFE Index Fund	2,000	103,840
iShares MSCI Germany Index Fund	133,000	2,758,420
iShares MSCI Hong Kong Index Fund	161,000	2,566,340
iShares MSCI Singapore Index Fund	74,000	910,940
		8,631,570
Large Cap Blend - 8.86%
iShares Morningstar Large Core Index Fund	35,000	2,210,950
iShares S&P 500 Index Fund	33,000	3,652,440
Rydex Russell Top 50 ETF	30,500	2,444,270
SPDR S&P 500 ETF Trust	30,800	3,396,316
Vanguard Mega Cap 300 ETF	45,000	1,698,750
		13,402,726
Large Cap Growth - 14.00%
iShares Morningstar Large Growth Index Fund	24,000	1,334,640
iShares Russell 1000 Growth Index Fund	260,800	12,753,120
iShares Russell 3000 Growth Index Fund	46,000	1,835,400
Vanguard Growth ETF	23,000	1,202,440
Vanguard Mega Cap 300 Growth ETF	99,000	4,038,210
		21,163,810
Large Cap Value - 4.23%
iShares Russell 1000 Value Index Fund	51,000	$ 2,935,050
iShares S&P 500 Value Index Fund	46,000	2,446,740
Vanguard Mega Cap 300 Value ETF	29,000	1,009,075
		6,390,865
Mid Cap Blend - 4.33%
iShares Morningstar Mid Core Index Fund	46,000	3,285,458
iShares Russell Midcap Index Fund	38,000	3,268,000
		6,553,458
Mid Cap Growth - 6.10%
iShares Russell Midcap Growth Index Fund	198,000	9,224,820

Small Cap Blend - 2.13%
iShares Russell 2000 Index Fund	49,500	3,220,470

Small Cap Growth - 8.38%
iShares Morningstar Small Growth Index Fund	12,000	814,200
iShares Russell 2000 Growth Index Fund	114,000	8,071,200
Vanguard Small-Cap Growth ETF	60,000	3,775,800
		12,661,200
Specialty - 27.41%
iShares Dow Jones US Basic Materials Sector Index Fund	68,500	4,104,520
iShares Dow Jones US Healthcare Sector Index Fund	29,000	1,706,940
iShares Dow Jones US Insurance Index Fund	53,000	1,518,980
iShares S&P Global Energy Sector Index Fund	246,500	7,924,975
iShares S&P Global Technology Sector Index Fund	138,000	7,428,278
iShares S&P Global Utilities Sector Index Fund	11,000	479,270
iShares S&P North American Technology-Software Index Fund *	70,000	3,307,500
iShares S&P US Preferred Stock Index Fund	22,000	863,940
PowerShares DB US Dollar Index Bullish Fund	126,000	2,991,240
PowerShares Water Resources Portfolio	34,000	548,043
Rydex S&P Equal Weight Technology ETF	7,000	315,406
SPDR Consumer Discretionary Select Sector Fund	31,000	974,640
SPDR Energy Select Sector Fund	59,000	3,176,560
SPDR Technology Select Sector Fund	182,000	3,989,440
SPDR Utilities Select Sector Fund	70,000	2,125,900
		41,455,632

Total Equity Funds (cost $146,370,012)		137,204,145

Money Market Funds - 0.23%
Goldman Sachs Prime Obligation Fund	342,507	342,507
Total Money Market Funds (cost $342,507)		342,507

Total Investments (cost $159,692,791) (a) - 100.07%		$ 151,330,892
Liabilities In Excess of Other Assets - (0.07)%		(112,470)
NET ASSETS - 100.00%		$ 151,218,422

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 5,144,823
	Unrealized depreciation:	(13,506,722)
	Net unrealized depreciation:	$ (8,361,899)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,395,520	$ -	$ -	$ 3,395,520
Equity Funds	137,204,145	-	-	137,204,145
Money Market Funds	342,507	-	-	342,507
Bond Funds	10,388,720	-	-	10,388,720
Total	$151,330,892	$ -	$ -	$ 151,330,892

                                                     The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Allocation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 0.80%
Diversified Companies - 0.80%
Berkshire Hathaway, Inc. - Class B*	19,200	$ 1,499,904
Total Common Stock (cost $1,154,772)		1,499,904

Bond Funds - 16.82%
iShares Barclays Credit Bond Fund	62,000	6,575,720
iShares Barclays Intermediate Credit Bond Fund	5,000	534,550
iShares iBoxx $ High Yield Corporate Bond Fund	111,000	9,836,820
iShares iBoxx $ Investment Grade Corporate Bond Fund	40,000	4,412,000
SPDR Barclays Capital High Yield Bond ETF	221,000	8,714,030
SPDR Barclays Capital Intermediate Term Credit Bond ETF	5,000	166,100
Vanguard Intermediate-Term Corporate Bond ETF	5,000	399,250
Vanguard Short Term Bond ETF	5,000	407,150
Vanguard Total Bond Market ETF	5,000	409,250
Total Bond Funds (cost $28,801,452)		31,454,870

Equity Funds - 70.75%
Commodity Funds - 1.03%
PowerShares DB Base Metals Fund *	55,000	1,106,050
PowerShares DB Gold Fund *	10,000	419,300
PowerShares DB Precious Metals Fund *	10,000	401,100
		1,926,450
Emerging Markets - 21.39%
iShares FTSE/Xinhua China 25 Index Fund	52,900	2,184,770
iShares MSCI Brazil Index Fund	25,600	1,801,728
iShares MSCI Emerging Markets Index Fund	190,000	7,866,000
iShares S&P Asia 50 Index Fund	25,700	1,021,575
iShares S&P Latin America 40 Index Fund	190,000	8,836,900
SPDR S&P BRIC 40 ETF	98,900	2,453,116
SPDR S&P China ETF	52,900	3,791,608
SPDR S&P Emerging Asia Pacific ETF	35,200	2,682,240
SPDR S&P Emerging Small Cap ETF	10,600	529,364
Vanguard Emerging Markets ETF	211,200	8,842,944
		40,010,245
International Equity - 4.77%
iShares MSCI Australia Index Fund	15,000	323,700
iShares MSCI Canada Index Fund	105,800	2,820,628
iShares MSCI Pacific ex-Japan Index Fund	91,900	3,678,757
iShares S&P Europe 350 Index Fund	10,000	356,500
Vanguard European ETF	15,000	688,350
Vanguard Pacific ETF	20,700	1,058,805
		8,926,740
Large Cap Blend - 16.29%
iShares S&P 500 Index Fund	76,500	8,467,020
SPDR S&P 500 ETF Trust	98,300	10,839,541
Vanguard Large-Cap ETF	105,800	5,312,218
Vanguard Total Stock Market ETF	103,900	5,844,375
		30,463,154
Large Cap Growth - 5.33%
iShares Russell 1000 Growth Index Fund	70,000	$ 3,423,000
PowerShares QQQ	71,200	3,261,672
Vanguard Growth ETF	63,000	3,293,640
		9,978,312
Large Cap Value - 3.49%
RevenueShares Large Cap ETF	84,500	1,747,460
SPDR Dow Jones Industrial Average ETF Trust	26,900	2,816,430
Vanguard Value ETF	41,100	1,956,360
		6,520,250
Mid Cap Blend - 7.96%
iShares S&P MidCap 400 Index Fund	21,700	1,647,247
iShares Russell Midcap Index Fund	21,700	1,866,200
SPDR S&P MidCap 400 ETF Trust	21,700	2,993,515
Vanguard Extended Market ETF	77,500	3,516,175
Vanguard Mid-Cap ETF	77,500	4,860,025
		14,883,162
Small Cap Blend - 2.94%
iShares Russell 2000 Index Fund	40,000	2,602,400
Vanguard Small Cap ETF	47,700	2,893,959
		5,496,359
Specialty - 7.55%
iShares Dow Jones US Broker Dealers Index Fund	10,000	257,000
iShares S&P Global Energy Sector Index Fund	35,000	1,125,250
iShares S&P Global Industrials Sector Index Fund	20,000	926,600
iShares S&P Global Materials Sector Index Fund	25,000	1,455,750
Market Vectors Coal ETF	40,000	1,347,600
SPDR Consumer Staples Select Sector Fund	52,400	1,413,752
SPDR Energy Select Sector Fund	20,000	1,076,800
SPDR Industrial Select Sector Fund	20,000	605,800
SPDR KBW Capital Markets ETF	20,000	666,600
SPDR Materials Select Sector Fund	35,000	1,119,650
SPDR S&P Biotech ETF	47,200	2,587,976
SPDR Technology Select Sector Fund	70,000	1,534,400
		14,117,178
Total Equity Funds (cost $127,495,733)		132,321,850

	Principal ($)	Value
Corporate Bonds - 9.95%
Agilent Technologies, Inc. 6.50%, due 11/1/17	$ 1,160,000	1,319,236
Alcoa, Inc. 5.87%, due 2/23/22	1,719,000	1,685,094
Alcoa, Inc. 6.00%, due 1/15/12	1,779,000	1,884,306
Alcoa, Inc. 6.75%, due 7/15/18	743,000	799,789
Bunge, Ltd. Financial 8.50%, due 6/15/19	712,000	860,607
Chevron Phillips Chemical 8.25%, due 6/15/19 **	1,112,000	1,403,704
Corning, Inc. 7.25%, due 8/15/36	785,000	881,978
Enogex, LLC 6.25%, 3/15/20 **	1,450,000	1,568,852
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	2,480,000	2,771,400
Mutual of Omaha Insurance Co. 6.80%, due 6/15/36 **	1,615,000	1,489,957
Nordstrom, Inc. 7.00%, due 1/15/38	1,802,000	2,097,123
Sunoco, Inc. 4.875%, due 10/15/14	623,000	648,724
United States Steel Corp. 7.375%, due 4/1/20	1,200,000	1,203,000
Total Corporate Bonds (cost $15,963,178)		18,613,770

U.S. Government and Agency Obligations - 0.32%
United States Treasury Note, 1.00%, due 10/31/11	200,000	201,539
United States Treasury Note, 0.75%, due 11/30/11	200,000	200,945
United States Treasury Note, 0.875%, due 2/29/12	200,000	201,320
Total U.S. Government and Agency Obligations (cost $600,644)		603,804

	Shares	Value
Money Market Funds - 1.90%
Goldman Sachs Prime Obligation Fund	3,556,933	3,556,933
Total Money Market Funds (cost $3,556,933)		3,556,933

Total Investments (cost $177,572,712) (a) - 100.54%		$ 188,051,131
Liabilities In Excess of Other Assets - (0.54)%		(1,026,565)
NET ASSETS - 100.00%		$ 187,024,566

*Non-income producing security
** 144A Security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 12,624,664
	Unrealized depreciation:	(2,146,245)
	Net unrealized appreciation:	$ 10,478,419

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,499,904	$ -	$ -	$ 1,499,904
Bond Funds	31,454,870	-	-	31,454,870
Equity Funds	132,321,850	-	-	132,321,850
Corporate Bonds	-	18,613,770	-	18,613,770
US Government & Agency Obligations	-	603,804	-	603,804
Money Market Funds	3,556,933	-	-	3,556,933
Total	$168,833,557	$ 19,217,574	$ -	$ 188,051,131

                                                    The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Liahona Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Common Stock - 0.22%
Diversified Companies - 0.22%
Berkshire Hathaway, Inc. - Class B*	5,000	$ 390,600
Total Common Stock (cost $446,387)		390,600

Bond Funds - 26.36%
iShares Barclays 1-3 Year Credit Bond Fund	38,000	3,990,000
iShares Barclays Aggregate Bond Fund	26,000	2,806,440
iShares Barclays Credit Bond Fund	58,500	6,204,510
iShares Barclays Intermediate Credit Bond Fund	38,000	4,062,580
iShares iBoxx $ High Yield Corporate Bond Fund	88,500	7,842,870
iShares iBoxx $ Investment Grade Corporate Bond Fund	91,300	10,070,390
PIMCO 1-5 Year US TIPS Index Fund	8,000	415,600
PIMCO Enhanced Short Maturity Strategy Fund	10,000	1,005,520
SPDR Barclays Capital High Yield Bond ETF	200,000	7,886,000
SPDR Barclays Capital International Treasury Bond ETF	27,000	1,538,190
Total Bond Funds (cost $44,340,158)		45,822,100

Equity Funds - 69.13%
Commodity Funds - 0.46%
PowerShares DB Agriculture Fund *	31,000	805,380

Emerging Markets - 7.09%
iShares MSCI All Country Asia ex Japan Index Fund	19,000	1,067,230
iShares MSCI Emerging Markets Index Fund	91,000	3,767,400
iShares MSCI Taiwan Index Fund	35,000	435,050
iShares S&P Emerging Markets Infrastructure Index Fund	3,000	91,800
SPDR S&P Emerging Asia Pacific ETF	13,000	990,600
SPDR S&P Emerging Europe ETF	28,000	1,214,640
Vanguard Emerging Markets ETF	113,500	4,752,245
		12,318,965
International Equity - 3.05%
iShares MSCI Canada Index Fund	30,000	799,800
iShares MSCI Germany Index Fund	133,000	2,758,420
iShares MSCI Hong Kong Index Fund	75,000	1,195,500
iShares MSCI Japan Index Fund	57,000	548,910
		5,302,630
Large Cap Blend - 13.36%
iShares S&P 500 Index Fund	86,600	9,584,888
Rydex Russell Top 50 ETF	10,000	801,400
SPDR S&P 500 ETF Trust	99,000	10,916,730
Vanguard Mega Cap 300 ETF	51,000	1,925,250
		23,228,268
Large Cap Growth - 17.01%
iShares Morningstar Large Growth Index Fund	49,000	2,724,890
iShares Russell 1000 Growth Index Fund	199,000	9,731,100
iShares Russell 3000 Growth Index Fund	72,000	2,872,800
iShares S&P 500 Growth Index Fund	99,000	5,604,390
Vanguard Growth ETF	117,000	6,116,760
Vanguard Mega Cap 300 Growth ETF	62,000	2,528,980
		29,578,920
Large Cap Value - 0.93%
iShares Russell 1000 Value Index Fund	15,500	892,025
Vanguard Mega Cap 300 Value ETF	21,000	730,710
		1,622,735
Mid Cap Blend - 1.04%
iShares Russell Midcap Index Fund	21,000	$ 1,806,000
		1,806,000
Mid Cap Growth - 4.34%
iShares Morningstar Mid Growth Index Fund	19,000	1,493,020
iShares Russell Midcap Growth Index Fund	130,000	6,056,700
		7,549,720
Small Cap Blend - 3.69%
iShares Russell 2000 Index Fund	98,500	6,408,410

Small Cap Growth - 6.53%
iShares Morningstar Small Growth Index Fund	6,000	407,100
iShares Russell 2000 Growth Index Fund	154,500	10,938,600
		11,345,700
Specialty - 11.63%
iShares Dow Jones US Basic Materials Sector Index Fund	10,000	599,200
iShares Dow Jones US Healthcare Sector Index Fund	35,000	2,060,100
iShares Dow Jones US Insurance Index Fund	12,000	343,920
iShares S&P Global Energy Sector Index Fund	205,000	6,590,750
iShares S&P Global Technology Sector Index Fund	34,000	1,830,155
iShares S&P Global Utilities Sector Index Fund	27,000	1,176,390
iShares S&P North American Technology-Software Index Fund *	14,000	661,500
iShares S&P US Preferred Stock Index Fund	21,000	824,670
PowerShares DB US Dollar Index Bullish Fund *	64,000	1,519,360
SPDR Energy Select Sector Fund	42,000	2,261,280
SPDR Utilities Select Sector Fund	53,000	1,609,610
Vanguard Information Technology Index Fund	10,000	530,200
WisdomTree Dreyfus Emerging Currency Fund *	10,000	220,300
		20,227,435
Total Equity Funds (cost $121,192,914)		120,194,163

Money Market Funds - 4.94%
Goldman Sachs Prime Obligation Fund	8,583,090	8,583,090
Total Money Market Funds (cost $8,583,090)		8,583,090

Total Investments (cost $174,562,549) (a) - 100.65%		$ 174,989,953
Liabilities In Excess of Other Assets - (0.65)%		(1,127,719)
NET ASSETS - 100.00%		$ 173,862,234

*Non-income producing security

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,465,442
	Unrealized depreciation:	(4,038,038)
	Net unrealized appreciation:	$ 427,404

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 390,600	$ -	$ -	$ 390,600
Equity Funds	120,194,163	-	-	120,194,163
Money Market Funds	8,583,090	-	-	8,583,090
Bond Funds	45,822,100		-	45,822,100
Total	$174,989,953	$ -	$ -	$ 174,989,953

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Enhanced Income Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 16.93%
iShares Barclays TIPS Bond Fund	7,500	$ 797,775
iShares iBoxx $ High Yield Corporate Bond Fund	102,000	9,039,240
Total Bond Funds (cost $9,677,127)		9,837,015

Equity Funds - 81.47%
Emerging Markets - 5.48%
iShares MSCI Emerging Markets Index Fund	77,000	3,187,800

International Equity - 2.25%
iShares MSCI Germany Index Fund	63,000	1,306,620

Large Cap Blend - 34.35%
SPDR S&P 500 ETF Trust	181,000	19,958,870

Mid Cap Blend - 4.94%
SPDR Mid Cap 400 ETF Trust	20,800	2,869,360

Small Cap Blend - 6.61%
iShares Russell 2000 Index Fund	59,000	3,838,540

Specialty - 27.84%
ProShares Short S&P 500 *	273,000	13,966,680
SPDR Energy Select Sector Fund	11,000	592,240
SPDR S&P Biotech ETF	9,000	493,470
SPDR S&P Metals & Mining ETF	11,500	573,735
SPDR Semiconductor Holders Trust	20,000	547,800
		16,173,925
Total Equity Funds (cost $47,481,838)		47,335,115

Money Market Funds - 1.78%
Goldman Sachs Prime Obligation Fund	1,033,335	1,033,335
Total Money Market Funds (cost $1,033,335)		1,033,335

Total Investments (cost $58,192,300) (a) - 100.18%		$ 58,205,465
Liabilities In Excess of Other Assets - (0.18)%		(107,391)
NET ASSETS - 100.00%		$ 58,098,074

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 409,720
	Unrealized depreciation:	(396,555)
	Net unrealized appreciation:	$ 13,165

Schedule of Call Options Written	Contracts**	Value
iShares MSCI Emerging Markets Index Fund Call	770	$ 10,780
August 2010, Exercise Price $44
iShares Russell 2000 Index Fund Call	590	18,880
August 2010, Exercise Price $69
ProShares Short S&P 500 Call	2,502	12,510
August 2010, Exercise Price $57
ProShares Short S&P 500 Call	83	830
August 2010, Exercise Price $61
SPDR Energy Select Sector Fund Call	110	2,310
August 2010, Exercise Price $57
SPDR Mid Cap 400 ETF Trust Call	123	6,150
August 2010, Exercise Price $145
SPDR Mid Cap 400 ETF Trust Call	2	110
August 2010, Exercise Price $150
SPDR Semiconductor Holders Trust Call	200	400
August 2010, Exercise Price $31
SPDR S&P 500 ETF Trust Call	1,790	16,110
August 2010, Exercise Price $118
SPDR S&P Biotech ETF Call	90	6,750
September 2010, Exercise Price $59
SPDR S&P Metals & Mining ETF Call	115	8,740
August 2010, Exercise Price $52
Total Call Options Written (Proceeds $181,023)		$ 83,570

** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on in inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 9,837,015	$ -	$ -	$ 9,837,015
Exchange Traded Funds	47,335,115	-	-	47,335,115
Money Market Funds	1,033,335	-	-	1,033,335
Total	$ 58,205,465	$ -	$ -	$ 58,205,465
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ -	$ 83,570	$ -	$ 83,570
Total	$ -	$ 83,570	$ -	$ 83,570

                                                       The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Flexible Income Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 46.30%
iShares Barclays 1-3 Year Credit Bond Fund	2,625	$ 275,625
iShares Barclays 10-20 Year Treasury Bond Fund	1,025	120,509
iShares Barclays Agency Bond Fund	5,100	564,417
iShares Barclays Aggregate Bond Fund	19,425	2,096,734
iShares Barclays Credit Bond Fund	44,950	4,767,397
iShares Barclays Intermediate Credit Bond Fund	19,175	2,049,999
iShares Barclays MBS Bond Fund	3,625	398,859
iShares iBoxx $ High Yield Corporate Bond Fund	66,305	5,875,949
iShares iBoxx $ Investment Grade Corporate Bond Fund	43,175	4,762,202
iShares JPMorgan USD Emerging Markets Bond Fund	14,125	1,524,087
SPDR Barclays Capital Aggregate Bond ETF	15,550	888,994
SPDR Barclays Capital High Yield Bond ETF	149,825	5,907,600
SPDR Barclays Intermediate Term Credit Bond ETF	5,000	166,100
SPDR Barclays Capital Mortgage Backed Bond ETF	8,375	230,959
SPDR DB International Government Inflation-Protected Bond ETF	21,000	1,145,655
SPDR Nuveen Barclays Capital California Municipal Bond ETF	13,000	297,245
Vanguard Intermediate-Term Corporate Bond ETF	19,850	1,585,023
Vanguard Mortgage-Backed Securities ETF	6,625	341,188
Vanguard Short-Term Corporate Bond ETF	5,625	436,725
Vanguard Total Bond Market ETF	31,305	2,562,314
Total Bond Funds (cost $34,911,993)		35,997,581

	Principal ($)	Value
Corporate Bonds - 4.19%
Corning, Inc. 6.20%, due 3/15/16	$ 345,000	394,490
Enogex, LLC, 6.25%, due 3/15/20 **	100,000	108,197
Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17	1,000,000	1,117,500
Mutual of Omaha Insurance Co., 6.80%, due 6/15/36 **	200,000	184,515
Prudential Insurance Co. of America, 8.30%, due 7/1/25**	1,200,000	1,455,050
Total Corporate Bonds (cost $3,131,843)		3,259,752

U.S. Government and Agency Obligations - 39.15%
Fannie Mae Benchmark, 6.00%, due 1/25/32	225,000	231,759
Federal Farm Credit Bank, 0.96%, due 3/16/12	1,000,000	1,000,590
Federal Farm Credit Bank, 5.25%, due 12/28/27	1,000,000	1,132,770
Federal Home Loan Bank, 1.875%, due 12/28/12	75,000	75,000
Federal Home Loan Bank, 2.125%, due 11/25/13	500,000	504,065
Federal Home Loan Bank, 2.50%, due 12/23/13	400,000	403,176
Federal Home Loan Bank, 2.90%, due 4/20/17	911,837	947,502
Federal Home Loan Bank, 3.625%, due 10/14/16	250,000	251,573
FGLMC, 6.50%, due 9/1/38	344,568	377,571
FGLMC, 6.50%, due 3/1/39	369,600	405,178
FGLMC, 6.50%, due 4/1/39	1,701,439	1,865,220
FNCI, 5.50%, due 12/1/39	962,431	1,037,231
FNCL, 5.00%, due 10/1/39	96,308	102,628
FNCL, 5.00%, due 2/1/40	1,963,453	2,092,294
FNCL, 5.50%, due 4/1/40	985,810	1,062,052
FNCL, 6.00%, due 12/1/38	1,087,143	1,180,572
FNCL, 6.50%, due 7/1/37	97,740	107,265
FNCL, 6.50%, due 12/1/37	65,652	71,961
FNCL, 6.50%, due 10/1/39	192,384	210,951
FNMA, 2.00%, due 8/23/13	$ 1,000,000	1,015,150
FNMA, 2.00%, due 6/3/13	1,000,000	1,001,410
Freddie Mac, 2.50%, due 2/11/14	200,000	200,112
Freddie Mac, 3.00%, due 11/5/14	1,000,000	1,006,600
United States Treasury Note, 2.125%, due 11/30/14	1,475,000	1,522,707
United States Treasury Note, 2.375%, due 10/31/14	625,000	652,051
United States Treasury Note, 2.375%, due 9/30/14	25,000	26,111
United States Treasury Note, 2.625%, due 6/30/14	100,000	105,555
United States Treasury Note, 2.75%, due 10/31/13	175,000	185,336
United States Treasury Note, 4.00%, due 2/15/15	1,000,000	1,112,500
United States Treasury Note, 4.125%, due 8/31/12	1,000,000	1,074,297
United States Treasury Note, 4.125%, due 5/15/15	1,000,000	1,120,352
United States Treasury Note, 4.25%, due 11/15/13	175,000	193,956
United States Treasury Note, 4.25%, due 11/15/17	2,500,000	2,832,031
United States Treasury Note, 4.50%, due 5/15/17	1,000,000	1,145,625
United States Treasury Note, 4.75%, due 5/15/14	125,000	141,997
United States Treasury Note, 4.75%, due 8/15/17	1,000,000	1,164,883
United States Treasury Note, 7.875%, due 2/15/21	1,000,000	1,439,727
United States Treasury Note, 10.625%, due 8/15/15	1,000,000	1,437,227
Total U.S. Government and Agency Obligations (cost $29,665,410)		30,436,985

	Shares	Value
Short-Term Investments - 9.35%
Money Market Funds - 5.50%
Goldman Sachs Prime Obligation Fund	4,272,225	4,272,225

	Principal ($)	Value
U.S. Government and Agency Obligations - 3.85%
Federal Home Loan Mortgage Corp., 0.252%, due 2/22/11	$ 1,000,000	998,225
United States Treasury Bill, 0.12%, due 8/12/10	1,000,000	999,943
United States Treasury Bill, 0.20%, due 2/10/11	1,000,000	998,119
		2,996,287

Total Short-Term Investments (cost $7,268,512)		$ 7,268,512

Total Investments (cost $74,977,758) (a) - 98.99%		$ 76,962,830
Assets In Excess of Other Liabilities - 1.01%		785,650
NET ASSETS - 100.00%		$ 77,748,480

** 144A Security.

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,993,695
	Unrealized depreciation:	(8,623)
	Net unrealized appreciation:	$ 1,985,072

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 35,997,581	$ -	$ -	$ 35,997,581
Corporate Bonds	-	3,259,752	-	3,259,752
US Government & Agency Obligations	-	33,433,272	-	33,433,272
Money Market Funds	4,272,225	-	-	4,272,225
Total	$ 40,269,806	$ 36,693,024	$ -	$ 76,962,830

                                                      The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Select Appreciation Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 2.21%
iShares iBoxx $ High Yield Corporate Bond Fund	10,000	$ 886,200
SPDR Barclays Capital High Yield Bond ETF	15,000	591,450
Total Bond Funds (cost $1,398,593)		1,477,650

Equity Funds - 97.77%
Commodity Funds - 0.93%
iPath Dow Jones - UBS Industrial Metals Subindex Total Return ETN *	6,000	228,480
iShares S&P GSCI Commodity Indexed Trust *	5,000	146,950
PowerShares DB Oil Fund *	10,000	250,100
		625,530
Emerging Markets - 28.99%
iShares FTSE/Xinhua China 25 Index Fund	43,000	1,775,900
iShares MSCI Brazil Index Fund	9,000	633,420
iShares MSCI Emerging Markets Index Fund	10,000	414,000
iShares MSCI South Korea Index Fund	15,000	735,750
iShares S&P Asia 50 Index Fund	10,000	397,500
iShares S&P Latin America 40 Index Fund	55,000	2,558,050
SPDR S&P BRIC 40 ETF	35,000	868,140
SPDR S&P China ETF	39,000	2,795,325
SPDR S&P Emerging Asia Pacific ETF	40,000	3,048,000
SPDR S&P Emerging Small Cap ETF	15,000	749,100
Vanguard Emerging Markets ETF	130,000	5,443,100
		19,418,285
International Equity - 3.50%
iShares MSCI Canada Index Fund	19,000	506,540
iShares MSCI Germany Index Fund	16,000	331,840
iShares MSCI Pacific ex-Japan Index Fund	8,000	320,240
iShares S&P Europe 350 Index Fund	15,000	534,750
Vanguard European ETF	5,000	229,450
Vanguard FTSE All-World ex-US ETF	10,000	425,100
		2,347,920
Large Cap Blend - 20.87%
Barclays ETN+Long C Leveraged ETN Linked to S&P 500 *	35,001	3,517,978
iShares S&P 500 Index Fund	18,000	1,992,240
SPDR S&P 500 ETF Trust	63,000	6,947,010
Vanguard Large-Cap ETF	8,000	401,680
Vanguard Total Stock Market ETF	20,000	1,125,000
		13,983,908
Large Cap Growth - 1.73%
iShares Russell 1000 Growth Index Fund	5,000	244,500
PowerShares QQQ	20,000	916,200
		1,160,700
Large Cap Value - 5.31%
SPDR Dow Jones Industrial Average ETF Trust	30,000	3,141,000
RevenueShares Large Cap ETF	20,000	413,600
		3,554,600
Mid Cap Blend - 23.97%
iShares Russell Midcap Index Fund	37,000	3,182,000
iShares S&P MidCap 400 Index Fund	40,000	3,036,400
SPDR S&P MidCap 400 ETF Trust	40,000	5,518,000
Vanguard Extended Market ETF	40,000	1,814,800
Vanguard Mid Cap ETF	40,000	2,508,400
		16,059,600
Small Cap Blend - 7.05%
iShares Russell 2000 Index Fund	25,000	$ 1,626,500
Vanguard Small Cap ETF	51,000	3,094,170
		4,720,670
Specialty - 5.42%
SPDR Consumer Discretionary Select Sector Fund	7,500	235,800
SPDR Consumer Staples Select Sector Fund	8,500	229,330
SPDR Energy Select Sector Fund	5,000	269,200
SPDR Financial Select Sector Fund	16,000	235,360
SPDR Health Care Select Sector Fund	8,000	228,560
SPDR Industrial Select Sector Fund	8,000	242,320
SPDR KBW Capital Markets ETF	19,000	633,270
SPDR Materials Select Sector Fund	7,500	239,925
SPDR S&P Biotech ETF	12,000	657,960
SPDR Technology Select Sector Fund	10,400	227,968
SPDR Utilities Select Sector Fund	7,600	230,812
Vanguard REIT ETF	4,000	203,800
		3,634,305
Total Equity Funds (cost $65,545,039)		65,505,518

Money Market Funds - 0.99%
Goldman Sachs Prime Obligation Fund	660,352	660,352
Total Money Market Funds (cost $660,352)		660,352

Total Investments (cost $67,603,984) (a) - 100.97%		$ 67,643,520
Liabilities In Excess of Other Assets - (0.97)%		(651,539)
NET ASSETS - 100.00%		$ 66,991,981

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,127,798
	Unrealized depreciation:	(1,088,262)
	Net unrealized appreciation:	$ 39,536

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on in inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ 1,477,650	$ -	$ -	$ 1,477,650
Commodity Funds	625,530			625,530
Emerging Markets	19,418,285			19,418,285
International Equity	2,347,920			2,347,920
Large Cap Blend	10,465,930	3,517,978		13,983,908
Large Cap Growth	1,160,700			1,160,700
Large Cap Value	3,554,600			3,554,600
Mid Cap Blend	16,059,600			16,059,600
Small Cap Blend	4,720,670			4,720,670
Specialty	3,634,305	-	-	3,634,305
Money Market Funds	660,352	-	-	660,352
Total	$ 64,125,542	$ 3,517,978	$ -	$ 67,643,520

                                                       The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Reservoir Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Principal ($)	Value
U.S. Government and Agency Obligations - 31.84%
US Treasury Note 1.375%, due 5/15/12	$ 1,000,000	1,015,508
US Treasury Note 1.375%, due 5/15/13	1,000,000	1,016,875
Total U.S. Government and Agency Obligations (cost $2,020,150)		2,032,383
	Shares	Value
Short-Term Investments
Money Market Funds - 36.34%
Goldman Sachs Prime Obligation Fund	2,319,875	$ 2,319,875
	Principal ($)	Value
U.S. Government and Agency Obligations - 31.29%
US Treasury Bill 0.17%, due 12/16/10	$ 1,000,000	998,882
US Treasury Bill 0.20%, due 2/10/11	1,000,000	998,650
		1,997,532
Total Short-Term Investments (cost $4,317,407)		4,317,407

Total Investments (cost $6,337,557) (a) - 99.47%		$ 6,349,790
Assets In Excess of Other Liabilities - 0.53%		34,052
NET ASSETS - 100.00%		$ 6,383,842

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 12,233
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 12,233

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
US Government & Agency Obligations	$ -	$ 2,032,383	$ -	$ 2,032,383
Money Market Funds	2,319,875	-	-	2,319,875
Short-Term US Government & Agency Obligations		1,997,532	-	1,997,532
Total	$ 2,319,875	$ 4,029,915	$ -	$ 6,349,790

                                         The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Shelter Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Shares	Value
Bond Funds - 1.74%
iShares Barclays 1-3 Year Treasury Bond Fund	4,500	$ 379,035
Total Bond Funds (cost $376,092)		379,035

Equity Funds - 32.10%
Commodity - 0.38%
iPath Dow Jones-UBS Commodity Index Total Return ETN *	1,650	66,561
PowerShares DB Commodity Index Tracking Fund *	675	15,451
		82,012

Emerging Markets - 5.04%
iShares MSCI Emerging Markets Index Fund	13,150	544,410
Vanguard Emerging Markets ETF	13,250	554,777
		1,099,187

International Equity - 1.49%
iShares MSCI EAFE Index Fund	3,025	157,058
iShares MSCI Germany Index Fund	1,750	36,295
Vanguard Total World Stock Index Fund	3,100	131,409
		324,762

Large Cap Blend - 12.12%
iShares S&P 500 Index Fund	11,900	1,317,092
SPDR S&P 500 ETF	11,985	1,321,586
		2,638,678

Large Cap Growth - 4.85%
iShares Russell 1000 Growth Index Fund	9,650	471,885
Powershares QQQ	2,450	112,234
Vanguard Growth ETF	9,025	471,827
		1,055,946

Large Cap Value - 1.96%
iShares Russell 1000 Value Index Fund	3,700	212,935
Vanguard Value ETF	4,475	213,010
		425,945

Mid Cap Blend - 2.79%
iShares Russell Midcap Index Fund	2,700	232,200
Vanguard Mid-Cap ETF	5,975	374,692
		606,892

Mid Cap Growth - 1.08%
iShares Russell Midcap Growth Index Fund	2,375	110,651
Vanguard Mid-Cap Growth Index Fund	2,475	124,468
		235,119

Small Cap Blend - 1.31%
iShares Russell 2000 Index Fund	2,200	143,132
Vanguard Small-Cap ETF	2,350	142,575
		285,707

Small Cap Growth - 1.08%
iShares Russell 2000 Growth Index Fund	1,675	118,590
Vanguard Small-Cap Growth ETF	1,875	117,994
		236,584

Total Equity Funds (cost $7,123,107)		6,990,832

	Principal ($)	Value
U.S. Government and Agency Obligations - 45.01%
United States Treasury Strip, 0.155%, due 11/15/10	1,000,000	999,570
United States Treasury Strip, 0.263%, due 4/30/11	50,000	49,891
United States Treasury Strip, 0.031%, due 5/15/11	500,000	499,550
United States Treasury Strip, 0.286%, due 8/15/11	500,000	498,455
United States Treasury Strip, 0.465%, due 2/15/12	1,500,000	1,489,155
United States Treasury Strip, 0.478%, due 8/15/12	500,000	495,135
United States Treasury Strip, 0.624%, due 11/15/12	1,000,000	985,700
United States Treasury Strip, 0.683%, due 2/15/13	1,000,000	982,460
United States Treasury Strip, 0.972%, due 11/15/13	1,000,000	968,320
United States Treasury Strip, 1.077%, due 2/15/14	1,000,000	961,950
United States Treasury Strip, 1.404%, due 11/15/14	1,000,000	941,090
United States Treasury Strip, 1.077%, due 2/15/15	1,000,000	932,770
Total U.S. Government and Agency Obligations (cost $9,725,718)		9,804,046
	Shares	Value
Short-Term Investments - 23.95%
Money Market Funds - 22.80%
Goldman Sachs Prime Obligation Fund	4,966,462	4,966,462
	Principal ($)	Value
U.S. Government and Agency Obligations - 1.15%
United States Treasury Bill, 0.20%, due 3/10/11	250,000	249,460
Total Short-Term Investments (cost $5,215,922)		5,215,922

Total Investments (cost $22,440,838) (a) - 102.80%		$ 22,389,835
Liabilities In Excess of Other Assets - (2.80)%		(610,552)
NET ASSETS - 100.00%		$ 21,779,282

BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
DJ - Dow Jones
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 102,252
	Unrealized depreciation:	(153,255)
	Net unrealized depreciation:	$ (51,003)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$ -	$ 379,035	$ -	$ 379,035
Equity Funds	6,990,832	-	-	6,990,832
US Government & Agency Obligations	-	10,053,506	-	10,053,506
Money Market Funds	4,966,462	-	-	4,966,462
Total	$ 11,957,294	$ 10,432,541	$ -	$ 22,389,835

                                                      The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

            W. Patrick Clarke, President

Date

9/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

            W. Patrick Clarke, President

Date

9/24/10

By (Signature and Title)

           /s/ Andrew Rogers

           Andrew Rogers, Treasurer

Date

9/24/10